Employee Retirement Plans	12 Months Ended
Dec. 30, 2016
Employee Retirement Plans
Employee Retirement Plans

(16) Employee Retirement Plans

Retirement and Tax‑Deferred Savings Plan

The Retirement and Tax‑Deferred Savings Plan (“401(k) Plan”) is a retirement plan that includes a cash deferral arrangement that is intended to qualify under Sections 401(a) and 401(k) of the Internal Revenue Code and provides benefits to eligible employees upon retirement.  The 401(k) Plan allows for matching contributions up to 58.33% of the first 6% of elective deferrals made each quarter up to a maximum of 3.5% of the employee’s quarterly base compensation, although specific subsidiaries may have different limits on employer matching. The matching contributions can be made in both cash and/or stock. Expenses related to matching contributions made in common stock for the 401(k) Plan were $28.6 million, $21.4 million, and $48.5 million for the years ended December 30, 2016, December 25, 2015, and December 31, 2014, respectively.

Defined Benefit Plans

We sponsor several defined benefit pension plans primarily in the United States and the United Kingdom.

In the U.S., we have three noncontributory defined benefit pension plans. Benefits in two of the plans are frozen while one plan remains active, the CH2M HILL OMI Retirement Plan (“OMI Plan”).  Benefits are generally based on years of service and compensation during the span of employment.

In the U.K., we assumed several defined benefit plans as part of our acquisition of Halcrow on November 10, 2011, of which the largest is the Halcrow Pension Scheme. These defined benefit plans have been closed to new entrants for many years.  The information related to these plans is presented within the Non‑U.S. Pension Plans columns of the tables below, which also include several small end-of-service benefit plans in the Middle East.

Changes in Defined Benefit Plans

During the year ended December 30, 2016, the Company adopted an amendment for one of our United States defined benefit plans, the OMI Plan, to freeze future pay and benefit service accruals beginning in 2017 for non-union participants, resulting a gain on curtailment of $4.6 million in our net periodic pension expense and a $3.0 million reduction in our projected benefit obligation.  There was also an additional gain of $1.2 million due to settlements within several small end-of-service benefit plans in the Middle East during the year ended December 30, 2016, which resulted in a $6.1 million reduction to our projected benefit obligation.

On October 4, 2016, Halcrow Group Limited (“HGL”), a subsidiary of CH2M, effected a transaction to restructure the benefits provided to members of the Halcrow Pension Scheme (“HPS”), a defined benefit plan sponsored by HGL, by providing each member with the option to transfer his or her benefits in the HPS to a new pension scheme, which is also sponsored by HGL (“HPS2”).  Alternatively, members had the option to remain in the HPS which will enter the Pension Protection Fund (“PPF”) under a regulated apportionment arrangement.  The new scheme, HPS2, provides benefits that are better than the compensation that would otherwise be paid by the PPF if a member chose to join the PPF rather than HPS2.  The PPF was created by the United Kingdom Pensions Act 2004 to provide compensation to members of eligible defined benefit pension schemes when an employer of the scheme can no longer support the pension scheme.  A member that transferred to HPS2 will receive substantially similar benefits to those in the HPS, except that annual increases and revaluation of benefits are reduced to statutory levels.  A pension scheme member of the HPS that elected to transfer to the new scheme also received a one-time uplift to benefits of either 1.0% or 2.5%.  The Pension Regulator, which is the United Kingdom’s executive body that regulates work-based pension schemes, and the PPF provided necessary regulatory approvals for the transaction to restructure the HPS benefits.

As a result of the transaction described above, HGL ceased to have any further obligations to the HPS on October 4, 2016. All members who consented to transfer to HPS2 were transferred on October 5, 2016.  Members who agreed to transfer to the new scheme account for 96.6% of the HPS’ liabilities and a broadly equivalent proportion of the HPS’ assets have transferred to the new scheme, as well as 20% of HGL’s equity issued as part of the transaction.  As a result of the restructured benefits for those members transferring to HPS2, the projected benefit obligation was reduced by $362.3 million.  Those members who remained in the HPS began the process of transferring to the PPF during the fourth quarter of 2016 along with the assets that remain in the HPS, as well as 5% of HGL’s equity issued as part of the transaction, resulting in a settlement of $28.4 million and an actuarial gain of $16.2 million within the projected benefit obligation.  We did not incur a gain or loss on settlement as a result of the transaction as the settlement cost related to the members who remained in HPS was less than the service and interest cost components of net periodic pension expense for 2016.

Additionally, in connection with the transaction, CH2M issued a £50.0 million, approximately $65.0 million, parent company guarantee to support HPS2 and funded £80.0 million, approximately $104.0 million, to be allocated between HPS2 and the PPF based on the proportion of the HPS’ members that transferred to HPS2.

Measurement Date

As our fiscal year ends on the last Friday of December of each year, our fiscal year and interim periods do not always coincide with a month-end.  In accordance with the Accounting Standards Update (“ASU”) 2015-04, Compensation – Retirement Benefits (Topic 715): Practical Expedient for the Measurement Date of an Employer’s Defined Benefit Obligation and Plan Assets, we use the month-end that is closest to our fiscal year-end or interim period-end for measuring the defined benefit plan assets and obligations as well as other postretirement benefit plan assets and obligations.  For each of the defined benefit pension plans or the other postretirement benefit plans, no significant event occurred and no contribution was made between our fiscal year end of December 30, 2016 and the measurement date at December 31, 2016.

Benefit Expense

The weighted average actuarial assumptions used to compute the net periodic pension expense are based upon information available as of the beginning of the year, as presented in the following table:

	U.S. Pension			Non-U.S.
	Plans			Pension Plans
	2016	2015	2014	2016	2015	2014
Discount rate	4.90%	4.30%	5.10%	3.70%	3.60%	4.40%
Expected long‑term rate of return on plan assets	6.25%	6.75%	6.75%	4.89%	4.17%	4.86%
Rate of compensation increase	3.30%	3.30%	3.30%	3.70%	3.65%	4.00%

The components of the net periodic pension expense for the years ended are detailed below:

	U.S. Pension Plans			Non-U.S. Pension Plans
	December 30,	December 25,	December 31,	December 30,	December 25,	December 31,
($ in thousands)	2016	2015	2014	2016	2015	2014
Service cost	$2,698	$3,450	$3,132	$5,298	$3,522	$3,296
Interest cost	11,679	11,241	10,941	36,971	43,714	50,278
Expected return on plan assets	(11,817)	(13,248)	(11,683)	(33,816)	(31,460)	(36,420)
Amortization of prior service credits	(577)	(766)	(766)	(2,371)	—	—
Recognized net actuarial loss	6,704	7,465	4,598	3,964	3,941	1,199
Gain on curtailment	(4,567)	—	—	—	—	—
Gain on settlements	—	—	—	(1,235)	—	—
Other Adjustments	—	—	—	—	(113)	—
Net expense included in current income	$4,120	$8,142	$6,222	$8,811	$19,604	$18,353

Benefit Obligations

The measurement date used for the U.S. and non‑U.S. defined benefit pension plans is December 31.  The significant actuarial weighted average assumptions used to compute the projected benefit obligations for the defined benefit pension plans at year end are as follows:

	U.S. Pension Plans		Non-U.S. Pension Plans
	2016	2015	2016	2015
Discount rate	4.30%	4.90%	2.60%	3.70%
Rate of compensation increase	3.50%	3.30%	4.10%	3.70%

The discount rate assumption for the U.S. and non-U.S. defined benefit pension plans was determined using actuarial bond models.  The models assume we purchase high quality, Aa‑rated or better, corporate bonds such that the expected cash flow from the selected bond portfolio generally matches the timing of our projected benefit payments.  The models develop the average yield on this portfolio of bonds as of the measurement date.  This average yield is used as the discount rate.

The following table summarizes the change in the projected benefit obligation and plan assets for the defined benefit pension plans for the years ended:

	U.S. Pension Plans		Non-U.S. Pension Plans
	December 30,	December 25,	December 30,	December 25,
($ in thousands)	2016	2015	2016	2015
Benefit obligation at beginning of year	$248,932	$268,457	$1,174,603	$1,236,543
Service cost	2,698	3,450	5,298	3,522
Interest cost	11,679	11,241	36,971	43,714
Actuarial loss (gain), net	16,146	(19,572)	324,962	(27,194)
Participant contributions	—	—	279	317
Benefits paid	(13,934)	(14,759)	(36,542)	(39,397)
Plan amendments	—	115	(362,280)	(113)
Curtailment	(2,961)	—	—	—
Settlements	—	—	(34,537)	—
Addition of significant end-of-service benefit plans	—	—	—	8,704
Currency translation	—	—	(199,369)	(51,493)
Benefit obligation at end of year	$262,560	$248,932	$909,385	$1,174,603
Plan assets at beginning of year	$187,299	$196,061	$751,878	$776,737
Actual return on plan assets	8,921	(5,009)	124,059	19,390
Company contributions	12,295	11,006	141,698	28,070
Participant contributions	—	—	279	317
Benefits paid	(13,934)	(14,759)	(36,542)	(39,397)
Settlements	—	—	(32,383)	—
Currency translation	—	—	(162,491)	(33,239)
Fair value of plan assets at end of year	$194,581	$187,299	$786,498	$751,878

The combined U.S. and non-U.S. projected benefit obligation decrease of $251.6 million was primarily as a result of the transaction by HGL which restructured benefits for those members transferring to HPS2 as well as settled the obligation related to the members who remained in the HPS, as previously discussed, and changes in the foreign currency translation.  These reductions in the projected benefit obligation were partially offset by changes in actuarial assumptions primarily caused by decreased discount rates for both the U.S and non-U.S. pension plans.  Assuming no changes in current assumptions, the Company expects to fund approximately $24.6 million to $28.7 million in company contributions for calendar year 2017.

The expected benefit payments for the U.S. and non‑U.S. defined benefit pension plans are as follows:

	U.S. Pension	Non-U.S.
($ in thousands)	Plans	Pension Plans
2017	$16,594	$37,303
2018	16,758	36,753
2019	16,837	37,702
2020	16,910	38,033
2021	17,592	38,241
Thereafter	86,226	201,493
	$170,917	$389,525

Benefit Plan Assets

The target allocation for the U.S. pension plans and the weighted‑average asset allocations for the defined benefit pension plans at December 30, 2016 and December 25, 2015 by asset category are set out below.  For the non‑U.S. pension plans, the targeted allocation of assets is generally related to the expected benefit payments over the next five to ten years. The target is to hold sufficient assets in fixed income securities to meet these cash flows. So as the benefit plan matures, an increasing proportion of plan assets will be held in fixed income securities.

	Target	U.S. Pension Plans		Non-U.S. Pension Plans
	Allocation	2016	2015	2016	2015
Equity securities	52%	45%	47%	33%	35%
Debt securities	48%	53%	44%	50%	56%
Other	0%	2%	9%	17%	9%
Total	100%	100%	100%	100%	100%

The investment philosophy for the defined benefit pension plans is primarily to have the asset values and long‑term rates of return exceed those of the relative benchmarks in order to protect and pay the expected future benefit payments to participants.  Asset allocation decisions are made in an attempt to construct a total portfolio that achieves the desired expected risk and return needed to meet long term liabilities of the plans.  For non‑U.S. plans, the asset allocation decisions are often made by an independent board of trustees.  In order to accomplish the investment philosophy and strategy, the benefit plan trustees monitor the asset classes allowed for investment, the strategic mix targets, and allowable ranges of such.

Investments in domestic and international equity securities are utilized with the expectation that they will provide a higher rate of return than debt securities for periods in excess of five to ten years, albeit with greater risk.  Investments in debt securities, such as government and corporate bonds of domestic and international entities, are utilized with the expectation that they are generally low in risk and can meet the shorter term cash flow needs of the plans.  We use long‑term historical actual return experience with consideration of the expected investment mix of the plan assets, as well as future estimates of long‑term investment returns to develop the expected rate of return assumptions used in calculating the net periodic pension cost.

Investments are stated at fair value.  Fair value represents the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  For our investment fund assets, we have classified each of the funds which are publicly offered and reported on an exchange as Level 1.  We have classified investment fund assets which are not publicly offered as Level 2, without consideration as to the level of the specific underlying investments and securities held by the fund as it reflects the Levels for the actual asset held by the plan (the fund).  Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy in accordance with the adoption of ASU 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value Per Share (or its Equivalent).  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of net assets available for benefits.

The following tables summarize the fair values of our defined benefit pension plan assets by major asset category:

	U.S. Pension Plans
		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable Inputs	Unobservable Inputs
($ in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 30, 2016
Cash and cash equivalents	$2,833	$2,833	$—	$—
Investment funds:
Equity funds	87,173	31,074	56,099	—
Fixed income securities	104,575	70,590	33,985	—
Total	$194,581	$104,497	$90,084	$—
December 25, 2015
Cash and cash equivalents	$2,369	$2,369	$—	$—
Investment funds:
Equity funds	88,176	29,829	58,347	—
Fixed income securities	96,754	62,147	34,607	—
Total	$187,299	$94,345	$92,954	$—

	Non-U.S. Pension Plans
		Quoted Prices in	Significant Other	Significant
		Active Markets	Observable Inputs	Unobservable Inputs
($ in thousands)	Total	(Level 1)	(Level 2)	(Level 3)
December 30, 2016
Cash and cash equivalents	$92,624	$80,538	$12,086	$—
Investment funds:
Equity funds	229,261	—	229,261	—
Fixed income securities	367,862	—	367,862	—
International property fund	3,326	—	3,326	—
Other	25,648	—	25,648	—
Total investments in the fair value hierarchy	$718,721	$80,538	$638,183	$—
Investments measured at net asset value	67,777
Total investment asset fair value measurement	$786,498	$80,538	$638,183	$—
December 25, 2015
Cash and cash equivalents	$34,673	$7,719	$26,954	$—
Investment funds:
Equity funds	231,931	—	231,931	—
Fixed income securities	386,770	—	386,770	—
International property fund	3,549	—	3,549	—
Other	19,637	—	19,637	—
Total investments in the fair value hierarchy	$676,560	$7,719	$668,841	$—
Investments measured at net asset value	75,318
Total investment asset fair value measurement	$751,878	$7,719	$668,841	$—

Funded Status

The following table presents the underfunded status of the defined benefit pension plans at December 30, 2016 and December 25, 2015 which is included in long‑term employee related liabilities on the consolidated balance sheets:

			Non-U.S.
	U.S. Pension Plans		Pension Plans
($ in thousands)	2016	2015	2016	2015
Projected benefit obligation	$262,560	$248,932	$909,385	$1,174,603
Fair value of plan assets	194,581	187,299	786,498	751,878
Overfunded status	—	—	2,493	2,906
Underfunded status	$(67,979)	$(61,633)	$(125,380)	$(425,631)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss	$88,066	$78,689	$342,227	$173,196
Net prior service credits	(323)	(5,468)	(312,834)	—
Total	$87,743	$73,221	$29,393	$173,196
Amounts to be recognized in the following year as a component of net periodic pension expense:
Net actuarial loss	$7,630	$6,513	$10,244	2,885
Net prior service credits	(53)	(752)	(9,795)	—
Total	$7,577	$5,761	$449	2,885
Additional information:
Accumulated benefit obligation	$261,880	$245,726	$904,747	$1,166,501

Other Postretirement Benefits

We sponsor a medical benefit plan for retired employees of certain subsidiaries.  The plan is contributory, and retiree premiums are based on years of service at retirement.  The benefits contain limitations and a cap on future cost increases.  We fund postretirement medical benefits on a pay‑as‑you‑go basis.  Additionally, we have a frozen non‑qualified pension plan that provides additional retirement benefits to certain senior executives that remained employed and retired from CH2M on or after age 65.

The non‑qualified pension and postretirement healthcare benefit payments, including expected future services, are expected to be paid from plan assets and operating cash flows as follows:

	Non-Qualified	Postretirement
($ in thousands)	Pension Plan	Benefit Plans
2017	$89	$2,471
2018	87	2,545
2019	85	2,637
2020	83	2,751
2021	80	2,864
2022-2026	359	14,325
	$783	$27,593

Benefit Expense

The measurement date used for non‑qualified pension and other postretirement benefit plans is December 31.  The actuarial assumptions used to compute the non‑qualified pension benefit expense and postretirement benefit expense are based upon information available as of the beginning of the year, as presented in the following table:

	Non-Qualified Pension Plan			Postretirement Benefit Plans
	December 30,	December 25,	December 31,	December 30,	December 25,	December 31,
	2016	2015	2014	2016	2015	2014
Actuarial assumptions at beginning of year:
Discount rate	4.9%	4.3%	5.1%	4.9%	4.3%	5.1%
Initial healthcare costs trend rate	na	na	na	na	na	na
Ultimate healthcare cost trend rate	na	na	na	na	na	na
Year ultimate trend rate is reached	na	na	na	na	na	na

na—not applicable

We have instituted caps on the potential growth of our retiree healthcare costs.  The retiree healthcare cost caps have been reached and apply in all future years.  As healthcare costs continue to increase, these caps are intended to remain in force at current levels.  As a result, a 1% change in the healthcare cost trends has no impact on the postretirement benefit obligation or costs.

The components of the non‑qualified pension benefit expense and postretirement benefit expense for the years ended December 30, 2016, December 25, 2015, and December 31, 2014 are detailed below:

	Non-Qualified			Postretirement
	Pension Plan			Benefit Plans
($ in thousands)	2016	2015	2014	2016	2015	2014
Service cost	$—	$—	$—	$826	$967	$1,058
Interest cost	53	58	78	1,988	2,098	2,195
Amortization of prior service credits	—	—	—	(384)	(29)	(29)
Recognized net actuarial loss (gain)	—	1	—	(12)	(8)	(11)
Net expense included in current income	$53	$59	$78	$2,418	$3,028	$3,213

The discount rate used to compute the benefit obligations for the non‑qualified pension plan and postretirement benefit plans at December 30, 2016 and December 25, 2015 were 4.3% and 4.9%, respectively.  The discount rate assumptions are set annually based on an actuarial bond model.  The bond model assumes we purchase high quality corporate bonds such that the expected cash flows generally match the maturity of the benefits.

The following table summarizes the change in benefit obligation for the non‑qualified pension and postretirement benefit plans for the years ended December 30, 2016 and December 25, 2015:

	Non-Qualified		Postretirement
	Pension Plan		Benefit Plans
($ in thousands)	2016	2015	2016	2015
Benefit obligation at beginning of year	$1,227	$1,499	$41,908	$50,340
Service cost	—	—	826	967
Interest cost	53	58	1,988	2,098
Participant contributions	—	—	1,070	2,246
Actuarial loss (gain)	(72)	(41)	(2,940)	(5,597)
Plan amendments	—	—	—	(2,417)
Benefits paid	(268)	(289)	(3,907)	(5,729)
Benefit obligation at end of year	$940	$1,227	$38,945	$41,908

Funded Status

The following table presents the underfunded status of the non‑qualified pension and postretirement benefit plans at December 30, 2016 and December 25, 2015:

	Non-Qualified		Postretirement
	Pension Plan		Benefit Plans
($ in thousands)	2016	2015	2016	2015
Projected benefit obligation	$940	$1,227	$—	$—
Accumulated benefit obligation	—	—	38,945	41,908
Underfunded status	$(940)	$(1,227)	$(38,945)	$(41,908)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss (gain)	$45	$117	$(6,405)	$(3,476)
Net prior service credit	—	—	(2,235)	(2,618)
Total	$45	$117	$(8,640)	$(6,094)
Amounts to be recognized in the following year as a component of net periodic cost:
Net actuarial gain	$—	$—	$(285)	$(13)
Net prior service credit	—	—	(383)	(384)
Total	$—	$—	$(668)	$(397)

Benefits expected to be paid in 2017 are included in short‑term employee related liabilities with the remaining liability balance included in long‑term employee related liabilities on the consolidated balance sheets.

Multiemployer Plans

We participate in various multiemployer pension plans for certain employees represented by labor unions.  We are required to make contributions to these plans in amounts established under collective bargaining agreements, generally based on the number of hours worked.  We made contributions to the various plans totaling approximately $4.4 million, $4.2 million, and $4.1 million for the years ended December 30, 2016, December 25, 2015, and December 31, 2014, respectively.  We are unable to obtain additional financial information from the multiemployer pension plans sponsors in order to determine unfunded liability amounts and other plan data, however based upon the small number of our employees that have participated in these plans, we do not believe any of these amounts will have a material impact on our financial results.

We have employees who participate in benefit plans with the U.S. Department of Energy for which information is not provided because we are not responsible for the current or future funded status of those plans.